BARTLETT CAPITAL TRUST:
                   Bartlett Basic Value Fund
               Bartlett Value International Fund
                      Bartlett Europe Fund

          Class A Shares and Class C Shares Prospectus
                              and
                   Class Y Shares Prospectus

       Supplement to the Prospectuses dated July 21, 1997


     Effective November 3, 1997, BFP Financial Partners, Inc. ("BFP"), the distributor for the funds, will change its name to LM Financial Partners, Inc. ("LMFP"). Any reference to BFP shall hereafter be deemed to be a reference to LMFP.

                                                            November 3, 1997






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                    BARTLETT CAPITAL TRUST:
                   Bartlett Basic Value Fund
               Bartlett Value International Fund
                      Bartlett Europe Fund

Supplement to the Statement of Additional Information dated July 21, 1997


     Effective November 3, 1997, BFP Financial Partners, Inc. ("BFP"), the distributor for the funds, will change its name to LM Financial Partners, Inc. ("LMFP"). Any reference to BFP shall hereafter be deemed to be a reference to LMFP.

                                                           November 3, 1997